Costs of Sales	12 Months Ended
Dec. 31, 2025
Costs of Sales
Costs of Sales

Note 15 - Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	2025	2024
Costs of stream sales	$151.9	$114.3
Mineral production taxes	4.5	2.5
Mining costs of sales	$156.4	$116.8
Energy costs of sales	12.4	12.2
	$168.8	$129.0